1933 Act File No.
                                               1940 Act File No.


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  ------


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------


                                   CASH TRUST SERIES

                  (Exact name of Registrant as Specified in Charter)

                              Federated Investors Tower,
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering   As soon as possible
                                                after the effectiveness of the
                                                Registration Statement


     Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares.

                            Amendment Pursuant to Rule 473

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



CASH TRUST SERIES

prospectus

November 15, 2001

prime cash series
treasury cash series
government cash series
municipal cash series

Cash Series Shares
Cash II Shares

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                Contents
                Risk/Return Summary
                What are the Fund's Fees and Expenses?
                What are Each Fund's Investment Strategies?
                What are the Principal Securities in Which Each
                Fund Invests?
                What are the Specific Risks of Investing in Each of the Fund?
                What do Shares Cost?
                How are the Funds Sold?
                How to Purchase Shares
                How to Redeem  Shares
                Account and Share Information
                Who Manages the Funds?
                Financial Information

Not FDIC Insured  May Lose Value  No Bank Guarantee


RISK/RETURN SUMMARY


WHAT IS each FUND'S INVESTMENT OBJECTIVE?
Each Fund is a money market mutual fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund                              Objective
                                  To provide current income
                                  consistent
                                  with stability of
Prime Cash Series (Prime Fund)    principal and liquidity.
                                  To provide current income
                                  consistent
Treasury Cash Series (Treasury    with stability of
Fund)                             principal and liquidity.
                                  To provide current income
                                  consistent
Government Cash Series            with stability of
(Government Fund)                 principal and liquidity.
                                  To provide current income
                                  exempt from
                                  federal regular income
                                  tax consistent
Municipal Cash Series             with stability of
(Municipal Fund)                  principal.

     While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE each FUND'S MAIN INVESTMENT STRATEGIES?

     Each of the Funds invest in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.


Prime Fund

     The Prime Fund invests primarily in high-quality fixed income securities issued by banks, corporations and the U.S. government.


Treasury Fund

     The Treasury Fund invests primarily in U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.


Government Fund

     The  Government  Fund  invests  primarily in U.S.  Treasury and  government
agency   securities.    These   investments   include   repurchase    agreements
collateralized fully by U.S. Treasury and government agency securities.


Municipal Fund

     The Municipal Fund invests primarily in high-quality tax exempt securities. The Municipal Fund invests so that normally, distributions of annual investment income are exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDs?

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

Prime Cash Series


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was 2.61%.

     Within the periods shown in the Chart, the Former Fund's highest quarterly return was % (quarter ended). Its lowest quarterly return was % (quarter ended).

Average Annual Total Return Table

     The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                Fund
1 Year                         5.59%
5 Years                        4.82%
10 Years                       4.36%


     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 5.72%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table

Treasury Cash Series

     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was %.

     Within the periods shown in the Chart, the Former Fund's highest quarterly return was % (quarter ended). Its lowest quarterly return was % (quarter ended).

Average Annual Total Return Table

     The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                Fund
1 Year                         5.28%
5 Year                         4.60%
Start of Performance1          4.17%


1 The Former  Fund's start of performance date was February 7, 1990.

     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 5.32%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




Risk/Return Bar Chart and Table

Government Cash Series


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was %.

     Within the periods shown in the Chart, the Former Fund's highest quarterly return was % (quarter ended). Its lowest quarterly return was % (quarter ended).

Average Annual Total Return Table

     The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                Fund
1 Year                        5.45%
5 Years                       4.69%
10 Years                      4.26%


     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 5.53%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table

Municipal Cash Series

     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was %.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was % (quarter ended). Its lowest quarterly return was % (quarter ended).

Average Annual Total Return Table

     The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.



Calendar Period                Fund
1 Year                         3.44%
5 Years                        2.89%
10 Years                       2.85%


     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 3.92%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE EACH FUND'S FEES AND EXPENSES?

Cash Trust Series

Fees and expenses

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Prime Fund, Treasury Fund, Government Fund and Municipal Fund.

Shareholder Fees                          Prime  Treasury GovernmentMunicipal
                                          Fund   Fund     Fund      Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None   None     None      None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None   None     None      None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None   None     None      None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None   None     None      None
amount redeemed, if applicable)
Exchange Fee                              None   None     None      None

Annual Fund Operating Expenses (Before
Waivers and Reductions)1
Expenses That are Deducted From Fund
Assets (as a percentage of average net
assets)
Management Fee2                           0.50%  0.50%    0.50%     0.50%
Distribution (12b-1) Fee3                 0.35%  0.35%    0.35%     0.35%
Shareholder Services Fee                  0.25%  0.25%    0.25%     0.25%
Other Expenses                            0.30%  0.20%    0.26%     0.24%
Total Annual Fund Operating Expenses      1.35%  1.30%    1.31%     1.32%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended May 31, 2001.
Total Waivers and Reductions of Fund      0.31%  0.26%    0.27%     0.28%
Expenses
Total Actual Annual Fund Operating        1.04%  1.04%    1.04%     1.04%
  Expenses (after waivers and
  reductions)
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Fund, Treasury Fund, Government Fund and Municipal Fund (after the voluntary waivers) were 0.44%, 0.49%, 0.48% and 0.47%, respectively, for the fiscal year ended May 31, 2001.
3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by each of the Funds (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2001.




EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in the Funds for the time periods indicated and then redeemed all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 1    3    5     10
                 Year YearsYears Years
---------------------------------------
---------------------------------------
Prime Fund       $137 $428  $739 $1,624
---------------------------------------
---------------------------------------
Treasury Fund    $132 $412  $713 $1,568
---------------------------------------
---------------------------------------
Government       $133 $415  $718 $1,579
Fund
---------------------------------------
---------------------------------------
Municipal Fund   $134 $418  $723 $1,590
---------------------------------------



WHAT ARE EACH FUND'S INVESTMENT STRATEGIES?

     Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

     The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o    current U.S. economic activity and the economic outlook;

o    current short-term interest rates;

o    the Federal Reserve Board's policies regarding  short-term  interest rates;
     and

o the potential effects of foreign economic activity on U.S. short term interest rates.

     The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


PRIME FUND AND MUNICIPAL FUND

     The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating services (NRSROs).


MUNICIPAL FUND

     In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available.

     Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest the assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without Shareholder approval


Treasury Fund

     Because the Fund refers to U.S. Treasury investments in its name, it will notify Shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury investments.


Government Fund

     Because the Fund refers to U.S. Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Government investments.


TEMPORARY DEFENSIVE INVESTMENTS

     The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH EACH FUND INVESTS?


TREASURY FUND

     The Treasury Fund invests primarily in fixed income securities, including U.S. Treasury securities and repurchase agreements.


PRIME FUND

     The Prime Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.


GOVERNMENT FUND

     The Government Fund invests primarily in fixed income securities, including
U.S.   Treasury   securities,   government   agency  securities  and  repurchase
agreements.


MUNICIPAL FUND

     The Municipal Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


U.S. Treasury Securities

     U.S. Treasury Securities are direct obligations of the federal government of the United States.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.


COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.


Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


VARIABLE RATE DEMAND INSTRUMENTS

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


MUNICIPAL NOTES

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risk.


Investment Ratings

     The securities in which the Prime Fund and Municipal Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN EACH FUND?

     Each of the Funds is subject to interest rate risks and credit risks. In addition, the Prime Fund and Municipal Fund may be subject to sector risks.


INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISKS

Prime Fund and Municipal Fund

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


Prime Fund, Treasury Fund and Government Fund

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


SECTOR RISKS

     A substantial part of the Prime Fund's and Municipal Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Municipal Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. The Funds attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for the Fund's Cash Series Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans, except for the Municipal Fund, are $250 and $100, respectively.

     The required minimum initial investment for the Fund's Cash II Series Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans, except for the Municipal Fund, are $250 and $100, respectively.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW ARE THE FUNDS SOLD?

     The Fund offers two share classes: Cash Series Shares and Cash II Shares, each representing interests in a single portfolio of securities. The Cash II Shares are only offered by the Municipal Fund and the Treasury Fund. The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals

     When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Funds has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when a Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUNDs

o Establish your account with a Fund by submitting a completed New Account Form; and

o    Send your payment to a Fund by Federal Reserve wire or check.

     You will become the owner of Shares after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

     An institution may establish an account and place an order by calling a Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

     Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares of the Prime Fund, Treasury Fund or Government Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from a Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before 3:00 p.m. (Eastern time) with respect to the Treasury Fund's Cash Series Shares, and the Prime Fund's and Government Fund's Shares, or 12:00 noon (Eastern Time) with respect to the Municipal Fund and the treasury Fund's Cash II Shares, your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) with respect to the Treasury Fund's Cash Series Shares, and the Prime Fund's and Government Fund's Shares, or 12:00 noon (Eastern Time) with respect to the Municipal Fund and the treasury Fund's Cash II Shares, your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail

     You may redeem Shares by mailing a written request to a Fund.

     Your redemption request will be processed on the day a Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Fund, Treasury Fund and Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


SYSTEMATIC WITHDRAWAl PROGRAM

     You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or a Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

     You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Funds no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Funds declare any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts (other than retirement accounts for the Prime Fund, Treasury Fund and Government
Fund) may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Prime Fund, Treasury Fund and Government Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

     The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUNDS?

     The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


     The Adviser receives an annual investment advisory fee of 0.50% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's audited financial statements, are included in each Fund's prospectus.


     A Statement of Additional Information (SAI) dated November 15, 2001 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in each Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAIs and Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843

Cusip



G00861-01 (11/01)





GOVERNMENT CASH SERIES

A Portfolio of Cash Trust Series


prospectus



November 15, 2001


Cash Series Shares



     A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short- term U.S. Treasury and government agency securities.


     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







                      Contents
                      Risk/Return Summary
                      What are the Fund's Fees and Expenses?
                      What are the Fund's Investment Strategies?
                      What are the Principal Securities in Which the Fund Invests?
                      What are the Specific Risks of Investing in the Fu d?
                      What Do Shares Cost?
                      How is the Fund Sold?
                      How to Purchase Shares
                      How to Redeem Shares
                      Account and Share Information
                      Who Manages the Fund?
                      Financial Information
                      Independent Auditors' Report





RISK/RETURN SMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Risk/Return Bar Chart and Table







     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was xxx%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was xxx.. Its lowest quarterly return was xxx.


Average Annual Total Return Table

     The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                                   Fund
1 Year                                            5.45%
5 Years                                           4.69%
10 Years                                          4.26%

-------------------------------------------------------------------------------

     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 5.53%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WHAT ARE THE FUND'S FEES AND EXPENSES?

GOVERNMENT CASH SERIES

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash Series Shares.




FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage None of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original None purchase price or redemption proceeds, asapplicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offeringprice)
Redemption Fee (as a percentage of amount redeemed, if applicable)   None
Exchange Fee                                                         None

Annual Fund Operating Expenses (Before Waiver and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                      0.50%
Distribution (12b-1) Fee3                                            0.35%
Shareholder Services Fee                                             0.25%
Other Expenses                                                       0.21%
Total Annual Fund Operating Expenses                                 1.31%
1Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May31, 2001.
Total Waiver and Reduction of Fund Expenses                          0.27%
Total Actual Annual Fund Operating Expenses (after waiver and        1.04%
  reduction)
2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was
  0.40% for the fiscal year ended May31, 2001.
3The distributor voluntarily elected not to accrue a portion of the distribution (12 b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May31, 2001.
------------------------------------------------------------------------




EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------
1 Year                          $133
-------------------------------------
-------------------------------------
3 Years                         $415
-------------------------------------
-------------------------------------
5 Years                         $718
-------------------------------------
-------------------------------------
10 Years                       $1,579
-------------------------------------

------------------------------------------------------------------------------



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

     The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o    current U.S. economic activity and the economic outlook;

o    current short-term interest rates;

o    the Federal Reserve Board's policies regarding  short-term  interest rates;
     and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

     The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



     Because the Fund refers to U.S. Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of ist assets in U.S. Government investments.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     Fixed Income Securities Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.


U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the prices of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

     When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
  Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


SYSTEMATIC WITHDRAWAL PROGRAM

     You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

     You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity

     You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.




TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


     A Statement of Additional Information (SAI) dated November 15, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843

Cusip

9080103A (11/01)







MUNICIPAL CASH SERIES

A Portfolio of Cash Trust Series




prospectus



November 15, 2001


Cash series shares

Cash II Shares

     A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







                       Contents
                       Risk/Return Summary
                       What are the Fund's Fees and Expenses?
                       What are the Fund's Investment Strategies?
                       What are the Principal Securities in Which the Fund Invests?
                       What are the Specific Risks of Investing in the Fu d?
                       What Do Shares Cost?
                       How is the Fund Sold?
                       How to Purchase Shares
                       How to Redeem Shares
                       Account and Share Information
                       Who Manages the Fund?
                       Financial Information
                       Independent Auditors' Report
                       Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of short-term, high-quality tax exempt securities. The Fund invests so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund'stotal returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was x.xx%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was xx.x%.. Its lowest quarterly return was xx.xx%.


Average Annual Total Return Table

     The following table represents the Fund's Cash Series Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.



     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 3.92%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Risk/Return Bar Chart and Table

     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series II (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was x.xx2%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was x.xx % (quarter ended). Its lowest quarterly return was x.xx% (quarter ended).


Average Annual Total Return Table

     The following table represents the Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                                   Fund
1 Year                                            3.64%
5 Year                                            3.08%
Start of Performance1                             3.01%

---------------------------------------------------------------------------

     1 The Former Fund's Cash II Shares start of performance date was February 13, 1991. The Former Fund's 7-Day Net Yield as of December 31, 2000 was 4.12%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.





WHAT ARE THE FUND'S FEES AND EXPENSES?

Cash Series  Shares

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash Series Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage None of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original None purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)   None
Exchange Fee                                                         None

Annual Fund Operating Expenses (Before Waiver and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                      0.50%
Distribution (12b-1) Fee3                                            0.35%
Shareholder Services Fee                                             0.25%
Other Expenses                                                       0.22%
Total Annual Fund Operating Expenses                                 1.32%
1Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May31, 2001.
Total Waiver and Reduction of Fund Expenses                          0.28%
Total Actual Annual Fund Operating Expenses (after waiver and        1.04%
  reduction)
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.43% for the fiscal year ended May31, 2001.
3The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May31, 2001.

------------------------------------------------------------------------


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund's operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------
1 Year                        $  134
-------------------------------------
-------------------------------------
3 Years                       $  418
-------------------------------------
-------------------------------------
5 Years                       $  723
-------------------------------------
-------------------------------------
10 Years                      $
                               1,590
-------------------------------------

------------------------------------------------------------------------



WHAT ARE THE FUND'S FEES AND EXPENSES?
 CASH  II Shares
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash II Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases  None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a        None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on            None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount         None
redeemed, if applicable)
Exchange Fee                                      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee2                                   0.50%
Distribution (12b-1) Fee                          0.20%
Shareholder Services Fee                          None
Other Expenses                                    0.15%
Total Annual Fund Operating Expenses              0.85%
1Although not contractually obligated to do so, the
  adviser waived certain amounts. These are shown
  below along with the net expenses the Fund actually
  paid for the fiscal year ended May31, 2001.
Total Waiver of Fund Expenses                     0.04%
Total Actual Annual Fund Operating Expenses       0.81%
  (after waiver)
2The adviser voluntarily waived a portion of the
  management fee. The adviser can terminate this
  voluntary waiver at any time. The management fee
  paid by the Fund (after the voluntary waiver) was
  0.46% for the fiscal year ended May 31, 2001.
------------------------------------------------------



Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund's Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year                                            $ 87
3 Years                                           $271
5 Years                                           $471
10 Years                                          $1,049

---------------------------------------------------------------------


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund's Cash Series Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund's Cash Series Shares operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. The Fund invests so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

     The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

     The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

     Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without Shareholder approval


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

     Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


Variable Rate Demand Instruments

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investment Ratings

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks

     A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives you transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

     The Fund offers two share classes: Cash Series Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates to both shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

     When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

? You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.




SYSTEMATIC WITHDRAWAL PROGRAM

     You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

     You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity

     You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.




     A Statement of Additional Information (SAI) dated November 15, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843


Cusip

9080102A (11/01)







PRIME CASH SERIES

A Portfolio of Cash Trust Series




prospectus



November 15, 2001


Cash Series Shares

     A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short- term, high-quality fixed income securities.


     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







               Contents
               Risk/Return Summary      1
               What are the Fund's Fees and Expenses?     3
               What are the Fund's Investment Strategies?       4
               What are the Principal Securities in Which the
               Fund Invests?      5
               What are the Specific Risks of Investing in
               the Fu 7?
               What Do Shares Cost?     8
               How is the Fund Sold?    8
               How to Purchase Shares   9
               How to Redeem Shares     11
               Account and Share Information  15
               Who Manages the Fund?    16
               Financial Information    16
               Independent Auditors' Report   34

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was 2.19%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was xx.x% (quarter ended xx). Its lowest quarterly return was xx.x% (quarters ended xx).


Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                                   Fund
1 Year                                            5.59%
5 Years                                           4.82%
10 Years                                          4.36%

     The Former  Fund's 7-Day Net Yield as of December  31, 2000 was 5.72%.  You
may  call  the  Fund  at  1-800-341-7400   for  the  current  7-Day  Net  Yield.
------------------------------------------------------------------------------

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME CASH SERIES

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on            None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a        None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on            None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount         None
redeemed, if applicable)
Exchange Fee                                      None

Annual Fund Operating Expenses (Before Waiver
and Reduction)1
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee2                                   0.50%
Distribution (12b-1) Fee3                         0.35%
Shareholder Services Fee                          0.25%
Other Expenses                                    0.25%
Total Annual Fund Operating Expenses              1.35%
1Although not contractually obligated to do so, the
  adviser waived certain amounts and the distributor
  elected not to accrue a portion of the
  distribution (12b-1) fee. These are shown below
  along with the net expenses the Fund actually paid
  for the fiscal year ended May31, 2001.
Total Waiver and Reduction of Fund Expenses       0.31%
Total Actual Annual Fund Operating Expenses       1.04%
(after waiver and reduction)
2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended May31, 2001.
3The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May31, 2001.

example
------------------------------------------------------------------------------

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund's Shares operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year                                            $137
3 Years                                           $428
5 Years                                           $739
10 Years                                          $1,624

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

     The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to provide enhanced returns.

     The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

     The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.


Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.


Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.


Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.


Investment Ratings

     The Fund invests in high-quality fixed income instruments that are either rated in one of the two highest short-term rating categories by one or more NRSROs or are of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks

     A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. The Fund attempts to stabilize NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives you transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

     When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o     Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


SYSTEMATIC WITHDRAWAL PROGRAM

     You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

     You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity

     You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


     A Statement of Additional Information (SAI) dated November 15, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843

Cusip

9080101A (11/01)







TREASURY CASH SERIES

A Portfolio of Cash Trust Series




prospectus



November 15, 2001


Cash Series Shares

cash ii shares

     A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short- term U.S. Treasury securities.


     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







                         Contents
                         Risk/Return Summary
                         What are the Fund's Fees and Expenses?
                         What are the Fund's Investment Strategies?
                         What are the Principal Securities in Which the Fund Invests?
                         What are the Specific Risks of Investing in the Fu d?
                         What Do Shares Cost?
                         How is the Fund Sold?
                         How to Purchase Shares
                         How to Redeem Shares
                         Account and Share Information
                         Who Manages the Fund?
                         Financial Information
                         Independent Auditors' Report

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.

     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 2001 was 1.99%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was xx.x% (quarter ended). Its lowest quarterly return was 0.55% (quarter ended).


Average Annual Total Return Table

     The following table represents the Fund's Cash Series Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period                                   Fund
1 Year                                            5.28%
5 Years                                           4.60%
10 Years                                          4.17%

     The Former Fund's 7-Day Net Yield as of December 31, 2000 was 5.32%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
-------------------------------------------------------------------------------

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table


     The Bar Chart and Performance Table below reflect historical performance data for Cash Trust Series II (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Cash Trust Series (the "Trust"). On the date of the reorganization _______, 2001, the Former Fund was dissolved and its net assets (inclusive ot liabilities recorded on the Former Fund's records) were transferred to the Fund.



     Historically, the Former Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

     The Former Fund's Shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

     The Former Fund's total return for the six-month period from January 1, 2001 to September 30, 20001 was xx.x%.

     Within the period shown in the Chart, the Former Fund's highest quarterly return was x.xx% (quarter ended). Its lowest quarterly return was x.xx% (quarter ended).


Average Annual Total Return Table
The following table represents the Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.



     1 The Former Fund's Cash II Shares start of performance date was February 8, 1991. The Fund's 7-Day Net Yield as of December 31, 2000 was 5.54%.

     You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WHAT ARE THE FUND'S FEES AND EXPENSES?

treasury cash series

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash Series Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases  None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a        None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on            None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount         None
redeemed, if applicable)
Exchange Fee                                      None

Annual Fund Operating Expenses (Before Waiver
and Reduction)1
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee2                                   0.50%
Distribution (12b-1) Fee3                         0.35%
Shareholder Services Fee                          0.25%
Other Expenses                                    0.20%
Total Annual Fund Operating Expenses              1.30%
1Although not contractually obligated to do so, the
  adviser waived certain amounts and the distributor
  elected not to accrue a portion of the distribution
  (12b-1) fee. These are shown below along with the
  net expenses the Fund actually paid for the fiscal
  year ended May 31, 2001.
Total Waiver and Reduction of Fund Expenses       0.26%
Total Actual Annual Fund Operating Expenses       1.04%
  (after waiver and reduction)
2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2001.
3The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2001.


-------------------------------------------------------------------------



example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year                                            $132
3 Years                                           $412
5 Years                                           $713
10 Years                                          $1,568


---------------------------------------------------------------------------


TREASURY CASH SERIES

Cash II Shares

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Cash II Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases  None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a        None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on            None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount         None
redeemed, if applicable)
Exchange Fee                                      None

Annual Fund Operating Expenses (Before Waiver
and Reduction)1
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee2                                   0.50%
Distribution (12b-1) Fee3                         0.20%
Shareholder Services Fee                          None
Other Expenses                                    0.18%
Total Annual Fund Operating Expenses              0.88%
1Although not contractually obligated to do so, the
  adviser waived certain amounts and the distributor
  elected not to accrue a portion of its distribution
  (12b-1) fee during the fiscal year ended May31,
  2001. These are shown below along with the net
  expenses the Fund actually paid for the fiscal year
  ended May31, 2001.
Total Waiver and Reduction of Fund Expenses       0.05%
Total Actual Annual Fund Operating Expenses       0.83%
  (after waiver and reduction)
2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46% for the fiscal year ended May31, 2001.
3The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntarily reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended May31, 2001.

-----------------------------------------------------------------------


Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Former Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Former Fund operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year         $     90
3 Years        $    281
5 Years        $    488
10 Years       $  1,084


---------------------------------------------------------------------------



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

     The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o    current U.S. economic activity and the economic outlook;

o    current short-term interest rates;

o    the Federal Reserve Board's policies regarding  short-term  interest rates;
     and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

     The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



     Because the Fund refers to U.S. Treasury investments in its name, it will notify shareholders in advance of any change it its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury investments.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. Treasury Securities

     U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Credit Risk

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


WHAT DO SHARES COST?

     You can  purchase  or redeem  Shares  any day the New York  Stock  Exchange
(NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives you tranaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

     The Fund offers two share classes: Cash Series Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates to both Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

     When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


     RULE 12B-1 PLAN The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o     Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

     If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


SYSTEMATIC WITHDRAWAL PROGRAM

     You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING

     You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity

     You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


     A Statement of Additional Information (SAI) dated November 15, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5843

Cusip

0010801A (11/01)






GOVERNMENT CASH SERIES

A Portfolio of Cash Trust Series



Statement of additional Information

November 15, 2001



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Government Cash Series (Fund), dated November 15, 2001.

Obtain the prospectus without charge by calling 1-800-341-7400.
                           Contents
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Who is Federated Investors, Inc.?
                           Addresses
00000000 (11/01)





HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Cash Trust Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 22, 2001. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 1, 1993, was reorganized as a portfolio of the Trust on ___________, 2001. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest:


U.S. Treasury Securities

     U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions

     Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Asset Coverage

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:


Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Leverage Risks

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Prepayment Risks

     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.


Fundamental INVESTMENT Objective

     The investment objective of the Fund is current income consistent with the stability of principal and liquidity.

This investment objective cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Diversification

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Concentration

     The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.


Underwriting

     The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Investing in Real Estate

     The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities

     The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities

     The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%of the Fund's net assets.


Investing in Other Investment Companies

     The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

     The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Purchases on Margin

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Regulatory Compliance

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

     As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/ Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

     As of November 6, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Fahenstock and Co., Inc., New York, NY, owned approximately 167,397,134 Shares (21.45%); Bank of America, Dallas, TX owned approximately 101,448,847 Shares (12.99%); Scott & Stringfellow, Inc., Richmond, VA, owned approximately 64,142,913 Shares (8.21%); BHC Securities, Inc., Philadelphia, PA, owned approximately 62,793,777 Shares (8.04%); Kirpet, Co., Omaha, NE, owned approximately 51,128,724 Shares (6.55%); and Stern, Agee and Leach, Birmingham, AL owned approximately 41,674,648 Shares (12.99%).


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of November 6, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Cash Series and Cash II Shares.

------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   CompensationCompensation
Birth Date                                                    From        From Trust
Address                                                       Fund++      and Fund
Position With Trust                                                       Complex
                      Chief Executive Officer and Director             NA
John F. Donahue*+#    or Trustee of the Federated Fund                    $0 for the
Birth Date: July      Complex; Chairman and Director,                     Trust and 43
28, 1924              Federated Investors, Inc.; Chairman,                other
Federated Investors   Federated Investment Management                     investment
Tower                 Company, Federated Global Investment                companies in
1001 Liberty Avenue   Management Corp. and Passport                       the
Pittsburgh, PA        Research, Ltd.; formerly: Trustee,                  Fund Complex
CHAIRMAN AND TRUSTEE  Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

                      Director or Trustee of the Federated             NA
Thomas G. Bigley      Fund Complex; Director, Member of                   $128,847.72
Birth Date:           Executive Committee, Children's                     for the Trust
February 3, 1934      Hospital of Pittsburgh; Director and                and 43 other
15 Old Timber Trail   Chairman of Audit Committee, Robroy                 investment
Pittsburgh, PA        Industries, Inc. (coated steel                      companies in
TRUSTEE               conduits/computer storage equipment);               the
                      Director, Member of Executive                       Fund Complex
                      Committee, University of Pittsburgh,
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management).

                      Director or Trustee of the Federated             NA
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,                $128,847.66
Birth Date: June      Investment Properties Corporation;                  for the Trust
23, 1937              Partner or Trustee in private real                  and 43 other
Grubb &               estate ventures in Southwest Florida;               investment
Ellis/Investment      formerly:  President, Investment                    companies in
Properties            Properties Corporation; Senior Vice                 the
Corporation           President, John R. Wood and                         Fund Complex
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

                      Director or Trustee of the Federated             NA
Nicholas P.           Fund Complex; Director and Chairman of              $126,923.53
Constantakis          the Audit Committee, Michael Baker                  for the Trust
Birth Date:           Corporation (engineering and energy                 and 43 other
September 3, 1939     services worldwide); formerly:                      investment
175 Woodshire Drive   Partner, Andersen Worldwide SC.                     companies in
Pittsburgh, PA                                                            the
TRUSTEE                                                                   Fund Complex

                      Director or Trustee of some of the               NA
John F. Cunningham    Federated Fund Complex; Chairman,                   $115,368.16
Birth Date: March     President and Chief Executive Officer,              for the Trust
5, 1943               Cunningham & Co., Inc. (strategic                   and 43 other
353 El Brillo Way     business consulting); Trustee                       investment
Palm Beach, FL        Associate, Boston College; Director,                companies in
TRUSTEE               Iperia Corp.                                        the
                      (communications/software); formerly:                Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Director or Trustee of the Federated             NA
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,                $117,117.17
M.D.*                 University of Pittsburgh; Medical                   for the Trust
Birth Date: October   Director, University of Pittsburgh                  and 43 other
11, 1932              Medical Center - Downtown;                          investment
3471 Fifth Avenue     Hematologist, Oncologist and                        companies in
Suite 1111            Internist, University of Pittsburgh                 the
Pittsburgh, PA        Medical Center; Member, National Board              Fund Complex
TRUSTEE               of Trustees, Leukemia Society of
                      America.

                      Director or Trustee of the Federated             NA
Peter E. Madden       Fund Complex; formerly:                             $117,117.14
Birth Date: March     Representative, Commonwealth of                     for the Trust
16, 1942              Massachusetts General Court;                        and 43 other
One Royal Palm Way    President, State Street Bank and Trust              investment
100 Royal Palm Way    Company and State Street Corporation.               companies in
Palm Beach, FL                                                            the
TRUSTEE               Previous Positions: Director, VISA USA              Fund Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Director or Trustee of some of the               NA
Charles F.            Federated Fund Complex; Management                  $128,847.66
Mansfield, Jr.        Consultant.                                         for the Trust
Birth Date: April                                                         and 43 other
10, 1945              Previous Positions: Chief Executive                 investment
80 South Road         Officer, PBTC International Bank;                   companies in
Westhampton Beach,    Partner, Arthur Young & Company (now                the
NY                    Ernst & Young LLP); Chief Financial                 Fund Complex
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

                      Director or Trustee of the Federated             NA
John E. Murray,       Fund Complex; Chancellor, Law                       $117,117.14
Jr., J.D., S.J.D.#    Professor, Duquesne University;                     for the Trust
Birth Date:           Consulting Partner, Mollica & Murray;               and 43 other
December 20, 1932     Director, Michael Baker Corp.                       investment
Chancellor,           (engineering, construction, operations              companies in
Duquesne University   and technical services).                            the
Pittsburgh, PA                                                            Fund Complex
TRUSTEE               Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova University
                      School of Law.

                      Director or Trustee of the Federated             NA
Marjorie P. Smuts     Fund Complex; Public                                $117,117.17
Birth Date: June      Relations/Marketing/Conference                      for the Trust
21, 1935              Planning.                                           and 43 other
4905 Bayard Street                                                        investment
Pittsburgh, PA        Previous Positions: National                        companies in
TRUSTEE               Spokesperson, Aluminum Company of                   the
                      America; television producer; business              Fund Complex
                      owner; conference coordinator.

                      Director or Trustee of some of the               NA
John S. Walsh         Federated Fund Complex; President and               $117,117.17
Birth Date:           Director, Heat Wagon, Inc.                          for the Trust
November 28, 1957     (manufacturer of construction                       and 43 other
2604 William Drive    temporary heaters); President and                   investment
Valparaiso, IN        Director, Manufacturers Products, Inc.              companies in
TRUSTEE               (distributor of portable construction               the
                      heaters); President, Portable Heater                Fund Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

                      President or Executive Vice President            NA
J. Christopher        of the Federated Fund Complex;                      $0 for the
Donahue*+             Director or Trustee of some of the                  Trust
Birth Date: April     Funds in the Federated Fund Complex;                and 43 other
11, 1949              President, Chief Executive Officer and              investment
Federated Investors   Director, Federated Investors, Inc.;                companies in
Tower                 President, Chief Executive Officer and              the
1001 Liberty Avenue   Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT AND         Chief Executive Officer and Director,
TRUSTEE               Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

                      President, Executive Vice President              NA
Edward C. Gonzales    and Treasurer of some of the Funds in               $0 for the
Birth Date: October   the Federated Fund Complex; Vice                    Trust
22, 1930              Chairman, Federated Investors, Inc.;                and 37 other
Federated Investors   Trustee, Federated Administrative                   investment
Tower                 Services; formerly: Trustee or                      companies in
1001 Liberty Avenue   Director of some of the Funds in the                the
Pittsburgh, PA        Federated Fund Complex; CEO and                     Fund Complex
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                      Executive Vice President and Secretary           NA
John W. McGonigle     of the Federated Fund Complex;                      $0 for the
Birth Date: October   Executive Vice President, Secretary                 Trust
26, 1938              and Director, Federated Investors,                  and 43 other
Federated Investors   Inc.; formerly: Trustee, Federated                  investment
Tower                 Investment Management Company and                   companies in
1001 Liberty Avenue   Federated Investment Counseling;                    the
Pittsburgh, PA        Director, Federated Global Investment               Fund Complex
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

                      Treasurer of the Federated Fund                  NA
Richard J. Thomas     Complex; Senior Vice President,                     $0 for the
Birth Date: June      Federated Administrative Services;                  Trust
17, 1954              formerly: Vice President, Federated                 and 43 other
Federated Investors   Administrative Services; held various               investment
Tower                 management positions within Funds                   companies in
1001 Liberty Avenue   Financial Services Division of                      the
Pittsburgh, PA        Federated Investors, Inc.                           Fund Complex
TREASURER

                      President or Vice President of some of           NA
Richard B. Fisher     the Funds in the Federated Fund                     $0 for the
Birth Date: May 17,   Complex; Vice Chairman, Federated                   Trust
1923                  Investors, Inc.; Chairman, Federated                and 36 other
Federated Investors   Securities Corp.; formerly: Director                investment
Tower                 or Trustee of some of the Funds in the              companies in
1001 Liberty Avenue   Federated Fund Complex; Executive Vice              the
Pittsburgh, PA        President, Federated Investors, Inc.                Fund Complex
PRESIDENT             and Director and Chief Executive
                      Officer, Federated Securities Corp.


                      Chief Investment Officer of this Fund            NA
William D. Dawson,    and various other Funds in the                      $0 for the
III                   Federated Fund Complex; Executive Vice              Trust
Birth Date: March     President, Federated Investment                     and 25 other
3, 1949               Counseling, Federated Global                        investment
Federated Investors   Investment Management Corp., Federated              companies in
Tower                 Investment Management Company and                   the
1001 Liberty Avenue   Passport Research, Ltd.; Director,                  Fund Complex
Pittsburgh, PA        Federated Global Investment Management
CHIEF INVESTMENT      Corp. and Federated Investment
OFFICER               Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

                      Deborah A. Cunningham has been the               NA
Deborah A.            Fund's Portfolio Manager since august               $0 for the
Cunningham            1989.  She is Vice President of the                 Trust
Birth Date:           Trust.  Ms. Cunningham joined                       and 2 other
September 15, 1959    Federated in 1981 and has been a                    investment
Federated Investors   Senior Portfolio Manager and a Senior               companies in
Tower                 Vice President of the Fund's Adviser                the
1001 Liberty Avenue   since 1997. Ms. Cunningham served as a              Fund Complex
Pittsburgh, PA        Portfolio Manager and a Vice President
VICE PRESIDENT        of the Adviser from 1993 through 1996.
                      Ms. Cunningham is a Chartered
                      Financial Analyst and received her
                      M.S.B.A. in Finance from Robert Morris
                      College.

                      Mary Jo Ochson is Vice President of              NA
Mary Jo Ochson        the Trust.  Ms. Ochson joined                       $0 for the
Birth Date:           Federated in 1982 and has been a                    Trust
September 12, 1953    Senior Portfolio Manager and a Senior               and 4 other
Federated Investors   Vice President of the Fund's Adviser                investment
Tower                 since 1996. From 1988 through 1995,                 companies in
1001 Liberty Avenue   Ms. Ochson served as a Portfolio                    the
Pittsburgh, PA        Manager and a Vice President of the                 Fund Complex
VICE PRESIDENT        Fund's Adviser. Ms. Ochson is a
                      Chartered Financial Analyst and
                      received her M.B.A. in Finance from
                      the University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

-------------------------------------------------------------------------------

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Because the Funds are new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Funds' next fiscal year.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. [The Adviser may select brokers and dealers based on whether they also offer research services (as described below).] In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

--------------------------------------------------------------------

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountant for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31       2001                 2000           1999
Advisory Fee Earned             $                    $              $
Advisory Fee Reduction          $                    $              $
Advisory Fee Reimbursement      $                    $              $
Sub-Advisory Fee                $                    $              $
Sub-Advisory Fee Waiver         $                    $              $
Brokerage Commissions           $                    $              $
Administrative Fee              $                    $              $
12b-1 Fee
Shareholder Services Fee

     Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
-------------------------------------------------------------------------------

     For the fiscal years ended May 31, 2001, 2000, and 1999, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on __________, 2001.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2001.

     Yield and Effective Yield are given for the 30-day period ended May 31, 2001.

     Performance of the Fund shown is prior to tits reorganization as a portfolio of the Trust on _____________, 2001.

                      -Day Period       Year      Years  10
                     7                1         5        Years
Total Return
Yield
Effective Yield

TOTAL RETURN
--------------------------------------------------------------------------------

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD and Effective Yield

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


iMoneyNet's Money Fund Report

     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

government cash series

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116







MUNICIPAL CASH SERIES

A Portfolio of Cash Trust Series



Statement of additional Information

November 15, 2001

Cash Series Shares
Cash ii shares


     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Municipal Cash Series Cash II Shares and Cash Series Shares (Fund), dated November 15, 2001.

Obtain the prospectuses without charge by calling 1-800-341-7400.
                            Contents
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                            What do Shares Cost?
                            How is the Fund Sold?
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                             [Investment Ratings]
                            Addresses
00000000 (11/01)





HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Cash Trust Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 22, 2001. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Cash Series Shares and Cash II Shares (Shares). This SAI relates to both classes of Shares. The Fund, which was established on February 1, 1993 as Municipal Cash Series, and November 14, 1990 for Municipal Cash Series II, was reorganized as a portfolio of the Trust on ___________, 2001. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund may invest its assets in securities of other investment companies with like investment objectives, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

Inter-fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

     In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments

     The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Investment Ratings

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1, or F-2 by Fitch Investors Service, L.P. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Fundamental INVESTMENT Objective and Policies

     The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal.

     The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.

     This investment objective and policy cannot be changed without shareholder approval.

Diversification

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Concentration

     The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.


Underwriting

     The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Investing in Real Estate

     The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities

     The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities

     The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%of the Fund's net assets.


Investing in Other Investment Companies

     The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

     The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Purchases on Margin

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Regulatory Compliance

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

     As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SHAREHOLDER SERVICES (Cash Series Shares Only)

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Funds this is Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

     In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

     As of November 6, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: BHC Securities, Inc., Philadelphia, PA owned approximately 96,866,435 Shares
(16.95%); Fahenstock and Co., Inc., owned approximately 50,142,729 Shares (8.77%); Stern, Agee, and Leach, Birmingham, AL, owned approximately 49,268,057 Shares (8.62%); First Southwest Co., Dallas, TX, owned approximately 43,951,858 Shares (7.69%); City Securities Corporation, Indianapolis, IN, owned approximately 35,857,832 Shares (6.27%) and Scott & Stringfellow, Richmond, VA owned approximately 32,569,603 Shares (5.70%).


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.




WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of November 6, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Cash Series and Cash II Shares.


------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   CompensationCompensation
Birth Date                                                    From        From Trust
Address                                                       Fund++      and Fund
Position With Trust                                                       Complex
                      Chief Executive Officer and Director             NA
John F. Donahue*+#    or Trustee of the Federated Fund                    $0 for the
Birth Date: July      Complex; Chairman and Director,                     Trust and 43
28, 1924              Federated Investors, Inc.; Chairman,                other
Federated Investors   Federated Investment Management                     investment
Tower                 Company, Federated Global Investment                companies in
1001 Liberty Avenue   Management Corp. and Passport                       the
Pittsburgh, PA        Research, Ltd.; formerly: Trustee,                  Fund Complex
CHAIRMAN AND TRUSTEE  Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

                      Director or Trustee of the Federated             NA
Thomas G. Bigley      Fund Complex; Director, Member of                   $128,847.72
Birth Date:           Executive Committee, Children's                     for the Trust
February 3, 1934      Hospital of Pittsburgh; Director and                and 43 other
15 Old Timber Trail   Chairman of Audit Committee, Robroy                 investment
Pittsburgh, PA        Industries, Inc. (coated steel                      companies in
TRUSTEE               conduits/computer storage equipment);               the
                      Director, Member of Executive                       Fund Complex
                      Committee, University of Pittsburgh,
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management).

                      Director or Trustee of the Federated             NA
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,                $128,847.66
Birth Date: June      Investment Properties Corporation;                  for the Trust
23, 1937              Partner or Trustee in private real                  and 43 other
Grubb &               estate ventures in Southwest Florida;               investment
Ellis/Investment      formerly:  President, Investment                    companies in
Properties            Properties Corporation; Senior Vice                 the
Corporation           President, John R. Wood and                         Fund Complex
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

                      Director or Trustee of the Federated             NA
Nicholas P.           Fund Complex; Director and Chairman of              $126,923.53
Constantakis          the Audit Committee, Michael Baker                  for the Trust
Birth Date:           Corporation (engineering and energy                 and 43 other
September 3, 1939     services worldwide); formerly:                      investment
175 Woodshire Drive   Partner, Andersen Worldwide SC.                     companies in
Pittsburgh, PA                                                            the
TRUSTEE                                                                   Fund Complex

                      Director or Trustee of some of the               NA
John F. Cunningham    Federated Fund Complex; Chairman,                   $115,368.16
Birth Date: March     President and Chief Executive Officer,              for the Trust
5, 1943               Cunningham & Co., Inc. (strategic                   and 43 other
353 El Brillo Way     business consulting); Trustee                       investment
Palm Beach, FL        Associate, Boston College; Director,                companies in
TRUSTEE               Iperia Corp.                                        the
                      (communications/software); formerly:                Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Director or Trustee of the Federated             NA
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,                $117,117.17
M.D.*                 University of Pittsburgh; Medical                   for the Trust
Birth Date: October   Director, University of Pittsburgh                  and 43 other
11, 1932              Medical Center - Downtown;                          investment
3471 Fifth Avenue     Hematologist, Oncologist and                        companies in
Suite 1111            Internist, University of Pittsburgh                 the
Pittsburgh, PA        Medical Center; Member, National Board              Fund Complex
TRUSTEE               of Trustees, Leukemia Society of
                      America.

                      Director or Trustee of the Federated             NA
Peter E. Madden       Fund Complex; formerly:                             $117,117.14
Birth Date: March     Representative, Commonwealth of                     for the Trust
16, 1942              Massachusetts General Court;                        and 43 other
One Royal Palm Way    President, State Street Bank and Trust              investment
100 Royal Palm Way    Company and State Street Corporation.               companies in
Palm Beach, FL                                                            the
TRUSTEE               Previous Positions: Director, VISA USA              Fund Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Director or Trustee of some of the               NA
Charles F.            Federated Fund Complex; Management                  $128,847.66
Mansfield, Jr.        Consultant.                                         for the Trust
Birth Date: April                                                         and 43 other
10, 1945              Previous Positions: Chief Executive                 investment
80 South Road         Officer, PBTC International Bank;                   companies in
Westhampton Beach,    Partner, Arthur Young & Company (now                the
NY                    Ernst & Young LLP); Chief Financial                 Fund Complex
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

                      Director or Trustee of the Federated             NA
John E. Murray,       Fund Complex; Chancellor, Law                       $117,117.14
Jr., J.D., S.J.D.#    Professor, Duquesne University;                     for the Trust
Birth Date:           Consulting Partner, Mollica & Murray;               and 43 other
December 20, 1932     Director, Michael Baker Corp.                       investment
Chancellor,           (engineering, construction, operations              companies in
Duquesne University   and technical services).                            the
Pittsburgh, PA                                                            Fund Complex
TRUSTEE               Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova University
                      School of Law.

                      Director or Trustee of the Federated             NA
Marjorie P. Smuts     Fund Complex; Public                                $117,117.17
Birth Date: June      Relations/Marketing/Conference                      for the Trust
21, 1935              Planning.                                           and 43 other
4905 Bayard Street                                                        investment
Pittsburgh, PA        Previous Positions: National                        companies in
TRUSTEE               Spokesperson, Aluminum Company of                   the
                      America; television producer; business              Fund Complex
                      owner; conference coordinator.

                      Director or Trustee of some of the               NA
John S. Walsh         Federated Fund Complex; President and               $117,117.17
Birth Date:           Director, Heat Wagon, Inc.                          for the Trust
November 28, 1957     (manufacturer of construction                       and 43 other
2604 William Drive    temporary heaters); President and                   investment
Valparaiso, IN        Director, Manufacturers Products, Inc.              companies in
TRUSTEE               (distributor of portable construction               the
                      heaters); President, Portable Heater                Fund Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

                      President or Executive Vice President            NA
J. Christopher        of the Federated Fund Complex;                      $0 for the
Donahue*+             Director or Trustee of some of the                  Trust
Birth Date: April     Funds in the Federated Fund Complex;                and 43 other
11, 1949              President, Chief Executive Officer and              investment
Federated Investors   Director, Federated Investors, Inc.;                companies in
Tower                 President, Chief Executive Officer and              the
1001 Liberty Avenue   Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT AND         Chief Executive Officer and Director,
TRUSTEE               Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

                      President, Executive Vice President              NA
Edward C. Gonzales    and Treasurer of some of the Funds in               $0 for the
Birth Date: October   the Federated Fund Complex; Vice                    Trust
22, 1930              Chairman, Federated Investors, Inc.;                and 37 other
Federated Investors   Trustee, Federated Administrative                   investment
Tower                 Services; formerly: Trustee or                      companies in
1001 Liberty Avenue   Director of some of the Funds in the                the
Pittsburgh, PA        Federated Fund Complex; CEO and                     Fund Complex
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                      Executive Vice President and Secretary           NA
John W. McGonigle     of the Federated Fund Complex;                      $0 for the
Birth Date: October   Executive Vice President, Secretary                 Trust
26, 1938              and Director, Federated Investors,                  and 43 other
Federated Investors   Inc.; formerly: Trustee, Federated                  investment
Tower                 Investment Management Company and                   companies in
1001 Liberty Avenue   Federated Investment Counseling;                    the
Pittsburgh, PA        Director, Federated Global Investment               Fund Complex
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

                      Treasurer of the Federated Fund                  NA
Richard J. Thomas     Complex; Senior Vice President,                     $0 for the
Birth Date: June      Federated Administrative Services;                  Trust
17, 1954              formerly: Vice President, Federated                 and 43 other
Federated Investors   Administrative Services; held various               investment
Tower                 management positions within Funds                   companies in
1001 Liberty Avenue   Financial Services Division of                      the
Pittsburgh, PA        Federated Investors, Inc.                           Fund Complex
TREASURER

                      President or Vice President of some of           NA
Richard B. Fisher     the Funds in the Federated Fund                     $0 for the
Birth Date: May 17,   Complex; Vice Chairman, Federated                   Trust
1923                  Investors, Inc.; Chairman, Federated                and 36 other
Federated Investors   Securities Corp.; formerly: Director                investment
Tower                 or Trustee of some of the Funds in the              companies in
1001 Liberty Avenue   Federated Fund Complex; Executive Vice              the
Pittsburgh, PA        President, Federated Investors, Inc.                Fund Complex
PRESIDENT             and Director and Chief Executive
                      Officer, Federated Securities Corp.


                      Chief Investment Officer of this Fund            NA
William D. Dawson,    and various other Funds in the                      $0 for the
III                   Federated Fund Complex; Executive Vice              Trust
Birth Date: March     President, Federated Investment                     and 25 other
3, 1949               Counseling, Federated Global                        investment
Federated Investors   Investment Management Corp., Federated              companies in
Tower                 Investment Management Company and                   the
1001 Liberty Avenue   Passport Research, Ltd.; Director,                  Fund Complex
Pittsburgh, PA        Federated Global Investment Management
CHIEF INVESTMENT      Corp. and Federated Investment
OFFICER               Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

                      Deborah A. Cunningham has been the               NA
Deborah A.            Fund's Portfolio Manager since august               $0 for the
Cunningham            1989.  She is Vice President of the                 Trust
Birth Date:           Trust.  Ms. Cunningham joined                       and 2 other
September 15, 1959    Federated in 1981 and has been a                    investment
Federated Investors   Senior Portfolio Manager and a Senior               companies in
Tower                 Vice President of the Fund's Adviser                the
1001 Liberty Avenue   since 1997. Ms. Cunningham served as a              Fund Complex
Pittsburgh, PA        Portfolio Manager and a Vice President
VICE PRESIDENT        of the Adviser from 1993 through 1996.
                      Ms. Cunningham is a Chartered
                      Financial Analyst and received her
                      M.S.B.A. in Finance from Robert Morris
                      College.

                      Mary Jo Ochson is Vice President of              NA
Mary Jo Ochson        the Trust.  Ms. Ochson joined                       $0 for the
Birth Date:           Federated in 1982 and has been a                    Trust
September 12, 1953    Senior Portfolio Manager and a Senior               and 4 other
Federated Investors   Vice President of the Fund's Adviser                investment
Tower                 since 1996. From 1988 through 1995,                 companies in
1001 Liberty Avenue   Ms. Ochson served as a Portfolio                    the
Pittsburgh, PA        Manager and a Vice President of the                 Fund Complex
VICE PRESIDENT        Fund's Adviser. Ms. Ochson is a
                      Chartered Financial Analyst and
                      received her M.B.A. in Finance from
                      the University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

-------------------------------------------------------------------------------

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Because the Funds are new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Funds' next fiscal year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------------

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs

     The independent public accountant for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31       2001                 2000           1999
Advisory Fee Earned             $                    $              $
Advisory Fee Reduction          $                    $              $
Administrative Fee              $                    $              $
12b-1 Fee
 Cash Series Shares             $                    --             --
 Cash II Shares                 $                    --             --
Shareholder Services Fee
  Cash Series Shares            $                    --             --

     Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

     For the fiscal years ended May 31, 2001, 2000 and 1999, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ___________, 2001.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2001.

     Yield, Effective Yield and Tax-Equivalent Yield are given for the 30-day period ended May 31, 2001.

     Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 2001.

                      -Day Period       Year      Years  10
                     7                1         5        Years
Cash Series
Shares
Total Return
Yield
Effective Yield
                      -Day Period       Year      Years
                                                         10 Years
----------------     7                1         5
Cash II Shares
Total Return
Yield
Effective Yield
Tax-Equivalent
Yield

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


Yield, Effective Yield and Tax-Equivalent Yield

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



TAX EQUIVALENCY TABLE

     Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2001 -  multistate municipal funds

Federal Income Tax         15.00%      28.00%      31.00%      36.00%     39.60%
Bracket:
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,750-297Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.59%       0.69%       0.72%       0.78%      0.83%
1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%
9.50%                      11.18%      13.19%      13.77%      14.84%     15.73%
10.00%                     11.76%      13.89%      14.49%      15.63%     16.56%
10.50%                     12.35%      14.58%      15.22%      16.41%     17.38%
11.00%                     12.94%      15.28%      15.94%      17.19%     18.21%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
-----------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


iMoneyNet's Money Fund Report

     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings

     A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.


     Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings

     AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service Short-Term Municipal Obligation Ratings

     Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


     Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings

     P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch IBCA, Inc. Short-Term Debt Rating Definitions

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

Municipal Cash Series

Cash Series Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116








PRIME CASH SERIES

A Portfolio of Cash Trust Series



Statement of additional Information

November 15, 2001



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Prime Cash Series (Fund), dated November 15, 2001.

Obtain the prospectus without charge by calling 1-800-341-7400.



                           Contents
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Who is Federated Investors, Inc.?
                           Addresses
00000000 (11/01)





HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Cash Trust Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 22, 2001. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 1, 1993, was reorganized as a portfolio of the Trust on ___________, 2001. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities may have prepayment risks.


Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Insurance Contracts

     Insurance  contracts  include  guaranteed  investment  contracts,   funding
agreements and annuities. The Fund treats these contracts as fixed income securities.


Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


     Investing in Securities of Other Investment Companies The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.


Delayed Delivery Transactions

     Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Asset Coverage

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


Investment Ratings

     A nationally recognized statistical rating organization's (NRSRO's) two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's (S&P), Prime-1 or Prime-2 by Moody's Investors Service (Moody's), or F-1 (+ or -) or F-2 (+ or -) by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will limit its investments in securities rated in the second highest short-term rating category, e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Leverage Risks

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Risks of Foreign Investing

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Prepayment Risks

     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Fundamental INVESTMENT Objective

     The investment objective of the Fund is current income consistent with the stability of principal and liquidity.


INVESTMENT LIMITATIONS

Diversification

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Concentration

     The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.


Underwriting

     The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Investing in Real Estate

     The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities

     The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities

     The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%of the Fund's net assets.


Investing in Other Investment Companies

     The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

     The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Purchases on Margin

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Regulatory Compliance

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

     As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.



     As of November 6, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: Fahenstock and Co., Inc., owned approximately 987,642,323 Shares (16.23%); BHC Securities, Inc., Philadelphia, PA owned approximately 938,984,109 Shares (15.43%); PrimeVest Financial Services, St. Cloud, MN owned approximately 828,820,365 Shares (13.62%); Southwest Clearing Corp., Minneapolis, MN, owned approximately 473,066,443 Shares (7.77%); and Stern, Agee, and Leach, Birmingham, AL, owned approximately 454,451,535 Shares (7.46%).


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of November 6, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Cash Series and Cash II Shares.


------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   CompensationCompensation
Birth Date                                                    From        From Trust
Address                                                       Fund++      and Fund
Position With Trust                                                       Complex
                      Chief Executive Officer and Director             NA
John F. Donahue*+#    or Trustee of the Federated Fund                    $0 for the
Birth Date: July      Complex; Chairman and Director,                     Trust and 43
28, 1924              Federated Investors, Inc.; Chairman,                other
Federated Investors   Federated Investment Management                     investment
Tower                 Company, Federated Global Investment                companies in
1001 Liberty Avenue   Management Corp. and Passport                       the
Pittsburgh, PA        Research, Ltd.; formerly: Trustee,                  Fund Complex
CHAIRMAN AND TRUSTEE  Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

                      Director or Trustee of the Federated             NA
Thomas G. Bigley      Fund Complex; Director, Member of                   $128,847.72
Birth Date:           Executive Committee, Children's                     for the Trust
February 3, 1934      Hospital of Pittsburgh; Director and                and 43 other
15 Old Timber Trail   Chairman of Audit Committee, Robroy                 investment
Pittsburgh, PA        Industries, Inc. (coated steel                      companies in
TRUSTEE               conduits/computer storage equipment);               the
                      Director, Member of Executive                       Fund Complex
                      Committee, University of Pittsburgh,
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management).

                      Director or Trustee of the Federated             NA
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,                $128,847.66
Birth Date: June      Investment Properties Corporation;                  for the Trust
23, 1937              Partner or Trustee in private real                  and 43 other
Grubb &               estate ventures in Southwest Florida;               investment
Ellis/Investment      formerly:  President, Investment                    companies in
Properties            Properties Corporation; Senior Vice                 the
Corporation           President, John R. Wood and                         Fund Complex
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

                      Director or Trustee of the Federated             NA
Nicholas P.           Fund Complex; Director and Chairman of              $126,923.53
Constantakis          the Audit Committee, Michael Baker                  for the Trust
Birth Date:           Corporation (engineering and energy                 and 43 other
September 3, 1939     services worldwide); formerly:                      investment
175 Woodshire Drive   Partner, Andersen Worldwide SC.                     companies in
Pittsburgh, PA                                                            the
TRUSTEE                                                                   Fund Complex

                      Director or Trustee of some of the
John F. Cunningham    Federated Fund Complex; Chairman,           NA      $115,368.16
Birth Date: March     President and Chief Executive Officer,              for the Trust
5, 1943               Cunningham & Co., Inc. (strategic                   and 43 other
353 El Brillo Way     business consulting); Trustee                       investment
Palm Beach, FL        Associate, Boston College; Director,                companies in
TRUSTEE               Iperia Corp.                                        the
                      (communications/software); formerly:                Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Director or Trustee of the Federated             NA
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,                $117,117.17
M.D.*                 University of Pittsburgh; Medical                   for the Trust
Birth Date: October   Director, University of Pittsburgh                  and 43 other
11, 1932              Medical Center - Downtown;                          investment
3471 Fifth Avenue     Hematologist, Oncologist and                        companies in
Suite 1111            Internist, University of Pittsburgh                 the
Pittsburgh, PA        Medical Center; Member, National Board              Fund Complex
TRUSTEE               of Trustees, Leukemia Society of
                      America.

                      Director or Trustee of the Federated             NA
Peter E. Madden       Fund Complex; formerly:                             $117,117.14
Birth Date: March     Representative, Commonwealth of                     for the Trust
16, 1942              Massachusetts General Court;                        and 43 other
One Royal Palm Way    President, State Street Bank and Trust              investment
100 Royal Palm Way    Company and State Street Corporation.               companies in
Palm Beach, FL                                                            the
TRUSTEE               Previous Positions: Director, VISA USA              Fund Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Director or Trustee of some of the               NA
Charles F.            Federated Fund Complex; Management                  $128,847.66
Mansfield, Jr.        Consultant.                                         for the Trust
Birth Date: April                                                         and 43 other
10, 1945              Previous Positions: Chief Executive                 investment
80 South Road         Officer, PBTC International Bank;                   companies in
Westhampton Beach,    Partner, Arthur Young & Company (now                the
NY                    Ernst & Young LLP); Chief Financial                 Fund Complex
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

                      Director or Trustee of the Federated             NA
John E. Murray,       Fund Complex; Chancellor, Law                       $117,117.14
Jr., J.D., S.J.D.#    Professor, Duquesne University;                     for the Trust
Birth Date:           Consulting Partner, Mollica & Murray;               and 43 other
December 20, 1932     Director, Michael Baker Corp.                       investment
Chancellor,           (engineering, construction, operations              companies in
Duquesne University   and technical services).                            the
Pittsburgh, PA                                                            Fund Complex
TRUSTEE               Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova University
                      School of Law.

                      Director or Trustee of the Federated             NA
Marjorie P. Smuts     Fund Complex; Public                                $117,117.17
Birth Date: June      Relations/Marketing/Conference                      for the Trust
21, 1935              Planning.                                           and 43 other
4905 Bayard Street                                                        investment
Pittsburgh, PA        Previous Positions: National                        companies in
TRUSTEE               Spokesperson, Aluminum Company of                   the
                      America; television producer; business              Fund Complex
                      owner; conference coordinator.

                      Director or Trustee of some of the               NA
John S. Walsh         Federated Fund Complex; President and               $117,117.17
Birth Date:           Director, Heat Wagon, Inc.                          for the Trust
November 28, 1957     (manufacturer of construction                       and 43 other
2604 William Drive    temporary heaters); President and                   investment
Valparaiso, IN        Director, Manufacturers Products, Inc.              companies in
TRUSTEE               (distributor of portable construction               the
                      heaters); President, Portable Heater                Fund Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

                      President or Executive Vice President            NA
J. Christopher        of the Federated Fund Complex;                      $0 for the
Donahue*+             Director or Trustee of some of the                  Trust
Birth Date: April     Funds in the Federated Fund Complex;                and 43 other
11, 1949              President, Chief Executive Officer and              investment
Federated Investors   Director, Federated Investors, Inc.;                companies in
Tower                 President, Chief Executive Officer and              the
1001 Liberty Avenue   Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT AND         Chief Executive Officer and Director,
TRUSTEE               Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

                      President, Executive Vice President              NA
Edward C. Gonzales    and Treasurer of some of the Funds in               $0 for the
Birth Date: October   the Federated Fund Complex; Vice                    Trust
22, 1930              Chairman, Federated Investors, Inc.;                and 37 other
Federated Investors   Trustee, Federated Administrative                   investment
Tower                 Services; formerly: Trustee or                      companies in
1001 Liberty Avenue   Director of some of the Funds in the                the
Pittsburgh, PA        Federated Fund Complex; CEO and                     Fund Complex
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                      Executive Vice President and Secretary           NA
John W. McGonigle     of the Federated Fund Complex;                      $0 for the
Birth Date: October   Executive Vice President, Secretary                 Trust
26, 1938              and Director, Federated Investors,                  and 43 other
Federated Investors   Inc.; formerly: Trustee, Federated                  investment
Tower                 Investment Management Company and                   companies in
1001 Liberty Avenue   Federated Investment Counseling;                    the
Pittsburgh, PA        Director, Federated Global Investment               Fund Complex
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

                      Treasurer of the Federated Fund                  NA
Richard J. Thomas     Complex; Senior Vice President,                     $0 for the
Birth Date: June      Federated Administrative Services;                  Trust
17, 1954              formerly: Vice President, Federated                 and 43 other
Federated Investors   Administrative Services; held various               investment
Tower                 management positions within Funds                   companies in
1001 Liberty Avenue   Financial Services Division of                      the
Pittsburgh, PA        Federated Investors, Inc.                           Fund Complex
TREASURER

                      President or Vice President of some of           NA
Richard B. Fisher     the Funds in the Federated Fund                     $0 for the
Birth Date: May 17,   Complex; Vice Chairman, Federated                   Trust
1923                  Investors, Inc.; Chairman, Federated                and 36 other
Federated Investors   Securities Corp.; formerly: Director                investment
Tower                 or Trustee of some of the Funds in the              companies in
1001 Liberty Avenue   Federated Fund Complex; Executive Vice              the
Pittsburgh, PA        President, Federated Investors, Inc.                Fund Complex
PRESIDENT             and Director and Chief Executive
                      Officer, Federated Securities Corp.


                      Chief Investment Officer of this Fund            NA
William D. Dawson,    and various other Funds in the                      $0 for the
III                   Federated Fund Complex; Executive Vice              Trust
Birth Date: March     President, Federated Investment                     and 25 other
3, 1949               Counseling, Federated Global                        investment
Federated Investors   Investment Management Corp., Federated              companies in
Tower                 Investment Management Company and                   the
1001 Liberty Avenue   Passport Research, Ltd.; Director,                  Fund Complex
Pittsburgh, PA        Federated Global Investment Management
CHIEF INVESTMENT      Corp. and Federated Investment
OFFICER               Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

                      Deborah A. Cunningham has been the               NA
Deborah A.            Fund's Portfolio Manager since august               $0 for the
Cunningham            1989.  She is Vice President of the                 Trust
Birth Date:           Trust.  Ms. Cunningham joined                       and 2 other
September 15, 1959    Federated in 1981 and has been a                    investment
Federated Investors   Senior Portfolio Manager and a Senior               companies in
Tower                 Vice President of the Fund's Adviser                the
1001 Liberty Avenue   since 1997. Ms. Cunningham served as a              Fund Complex
Pittsburgh, PA        Portfolio Manager and a Vice President
VICE PRESIDENT        of the Adviser from 1993 through 1996.
                      Ms. Cunningham is a Chartered
                      Financial Analyst and received her
                      M.S.B.A. in Finance from Robert Morris
                      College.

                      Mary Jo Ochson is Vice President of              NA
Mary Jo Ochson        the Trust.  Ms. Ochson joined                       $0 for the
Birth Date:           Federated in 1982 and has been a                    Trust
September 12, 1953    Senior Portfolio Manager and a Senior               and 4 other
Federated Investors   Vice President of the Fund's Adviser                investment
Tower                 since 1996. From 1988 through 1995,                 companies in
1001 Liberty Avenue   Ms. Ochson served as a Portfolio                    the
Pittsburgh, PA        Manager and a Vice President of the                 Fund Complex
VICE PRESIDENT        Fund's Adviser. Ms. Ochson is a
                      Chartered Financial Analyst and
                      received her M.B.A. in Finance from
                      the University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

-------------------------------------------------------------------------------

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Because the Funds are new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Funds' next fiscal year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


     Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountant for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31       2001                 2000           1999
Advisory Fee Earned             $                    $              $
Advisory Fee Reduction          $                    $              $
Administrative Fee              $                    $              $
12b-1 Fee
Shareholder Services Fee

     Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

     For the fiscal years ended May 31, 2001, 2000, and 1999, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on _____________, 2001


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2001.

     Yield and Effective Yield are given for the 30-day period ended May 31, 2001.

     Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 2001.

                      -Day Period       Year      Years  10
                     7                1         5        Years
Total Return
Yield
Effective Yield

TOTAL RETURN
-------------------------------------------------------------------------------
     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD and Effective Yield

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


iMoneyNet's Money Fund Report

     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


     Corporate Bond Funds In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

Prime cash series



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116








TREASURY CASH SERIES

A Portfolio of Cash Trust Series



Statement of additional Information

November 15, 2001

Cash Series Shares
Cash II Shares


     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Municipal Cash Series Cash II Shares and Cash Series Shares (Fund), dated November 15, 2001.

Obtain the prospectuses without charge by calling 1-800-341-7400.
                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What do Shares Cost?
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Addresses
0000000  (11/01)


4


HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Cash Trust Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 22, 2001. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Cash Series Shares and Cash II Shares (Shares). This SAI relates to both classes of Shares. The Fund, which was established on February 1, 1993 for Treasury Cash Series and November 14, 1990 for Municipal Cash Series II, was reorganized as a portfolio of the Trust on ___________, 2001. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest:


U.S. Treasury Securities

     U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.


Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Investing In Securities Of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions

     Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Leverage Risks

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Fundamental INVESTMENT Objective

     The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Diversification

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. [For money market funds only:] As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


     Concentration The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.


Underwriting

     The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Investing in Real Estate

     The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities

     The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities

     The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Other Investment Companies

     The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

     The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Purchases on Margin

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Regulatory Compliance

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

     As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SHAREHOLDER SERVICES (Cash Series Shares Only)

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Funds this is Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

     In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.



     As of November 6, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: BHC Securities, Inc., Philadelphia, PA owned approximately 147,652,059 Shares (18.96%); Compass Investment Seervices, Corporation, Melville, NY, owned approximately 79,169,237 Shares (10.16%); Southwest Clearing Corporation, Minneapolis, MN, owned approximately 60,130,452 Shares (7.72%); PrimeVest Financial Services, St. Cloud, MN, owned approximately 44,094,701 Shares
(5.66%); and Var & Co., St. Paul, MN, owned approximately 40,621,263 Shares (5.21%).

     As of November 6, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash II Shares: Hare & Co., New York, NY, owned approximately 214,607,500 Shares (50.31%); FirstStar Bank, N.A. St. Louis, MO, owned approximately 54,826,328 Shares (12.85%); Humboldt Bank, Eureka, CA, owned approximately 29,137,797 Shares (6.83%); and Progressive State Bank & Trust, Monroe, LA, owned approximately 22,907,393 Shares (5.37%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of November 6, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Cash Series and Cash II Shares.

------------------------------------------------------------------------------------------
                      Principal Occupations for Past Five     Aggregate   Total
Name                  Years                                   CompensationCompensation
Birth Date                                                    From        From Trust
Address                                                       Fund++      and Fund
Position With Trust                                                       Complex
                      Chief Executive Officer and Director             NA
John F. Donahue*+#    or Trustee of the Federated Fund                    $0 for the
Birth Date: July      Complex; Chairman and Director,                     Trust and 43
28, 1924              Federated Investors, Inc.; Chairman,                other
Federated Investors   Federated Investment Management                     investment
Tower                 Company, Federated Global Investment                companies in
1001 Liberty Avenue   Management Corp. and Passport                       the
Pittsburgh, PA        Research, Ltd.; formerly: Trustee,                  Fund Complex
CHAIRMAN AND TRUSTEE  Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

                      Director or Trustee of the Federated             NA
Thomas G. Bigley      Fund Complex; Director, Member of                   $128,847.72
Birth Date:           Executive Committee, Children's                     for the Trust
February 3, 1934      Hospital of Pittsburgh; Director and                and 43 other
15 Old Timber Trail   Chairman of Audit Committee, Robroy                 investment
Pittsburgh, PA        Industries, Inc. (coated steel                      companies in
TRUSTEE               conduits/computer storage equipment);               the
                      Director, Member of Executive                       Fund Complex
                      Committee, University of Pittsburgh,
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management).

                      Director or Trustee of the Federated             NA
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,                $128,847.66
Birth Date: June      Investment Properties Corporation;                  for the Trust
23, 1937              Partner or Trustee in private real                  and 43 other
Grubb &               estate ventures in Southwest Florida;               investment
Ellis/Investment      formerly:  President, Investment                    companies in
Properties            Properties Corporation; Senior Vice                 the
Corporation           President, John R. Wood and                         Fund Complex
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

                      Director or Trustee of the Federated             NA
Nicholas P.           Fund Complex; Director and Chairman of              $126,923.53
Constantakis          the Audit Committee, Michael Baker                  for the Trust
Birth Date:           Corporation (engineering and energy                 and 43 other
September 3, 1939     services worldwide); formerly:                      investment
175 Woodshire Drive   Partner, Andersen Worldwide SC.                     companies in
Pittsburgh, PA                                                            the
TRUSTEE                                                                   Fund Complex

                      Director or Trustee of some of the               NA
John F. Cunningham    Federated Fund Complex; Chairman,                   $115,368.16
Birth Date: March     President and Chief Executive Officer,              for the Trust
5, 1943               Cunningham & Co., Inc. (strategic                   and 43 other
353 El Brillo Way     business consulting); Trustee                       investment
Palm Beach, FL        Associate, Boston College; Director,                companies in
TRUSTEE               Iperia Corp.                                        the
                      (communications/software); formerly:                Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Director or Trustee of the Federated             NA
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,                $117,117.17
M.D.*                 University of Pittsburgh; Medical                   for the Trust
Birth Date: October   Director, University of Pittsburgh                  and 43 other
11, 1932              Medical Center - Downtown;                          investment
3471 Fifth Avenue     Hematologist, Oncologist and                        companies in
Suite 1111            Internist, University of Pittsburgh                 the
Pittsburgh, PA        Medical Center; Member, National Board              Fund Complex
TRUSTEE               of Trustees, Leukemia Society of
                      America.

                      Director or Trustee of the Federated             NA
Peter E. Madden       Fund Complex; formerly:                             $117,117.14
Birth Date: March     Representative, Commonwealth of                     for the Trust
16, 1942              Massachusetts General Court;                        and 43 other
One Royal Palm Way    President, State Street Bank and Trust              investment
100 Royal Palm Way    Company and State Street Corporation.               companies in
Palm Beach, FL                                                            the
TRUSTEE               Previous Positions: Director, VISA USA              Fund Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Director or Trustee of some of the               NA
Charles F.            Federated Fund Complex; Management                  $128,847.66
Mansfield, Jr.        Consultant.                                         for the Trust
Birth Date: April                                                         and 43 other
10, 1945              Previous Positions: Chief Executive                 investment
80 South Road         Officer, PBTC International Bank;                   companies in
Westhampton Beach,    Partner, Arthur Young & Company (now                the
NY                    Ernst & Young LLP); Chief Financial                 Fund Complex
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

                      Director or Trustee of the Federated             NA
John E. Murray,       Fund Complex; Chancellor, Law                       $117,117.14
Jr., J.D., S.J.D.#    Professor, Duquesne University;                     for the Trust
Birth Date:           Consulting Partner, Mollica & Murray;               and 43 other
December 20, 1932     Director, Michael Baker Corp.                       investment
Chancellor,           (engineering, construction, operations              companies in
Duquesne University   and technical services).                            the
Pittsburgh, PA                                                            Fund Complex
TRUSTEE               Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova University
                      School of Law.

                      Director or Trustee of the Federated             NA
Marjorie P. Smuts     Fund Complex; Public                                $117,117.17
Birth Date: June      Relations/Marketing/Conference                      for the Trust
21, 1935              Planning.                                           and 43 other
4905 Bayard Street                                                        investment
Pittsburgh, PA        Previous Positions: National                        companies in
TRUSTEE               Spokesperson, Aluminum Company of                   the
                      America; television producer; business              Fund Complex
                      owner; conference coordinator.

                      Director or Trustee of some of the               NA
John S. Walsh         Federated Fund Complex; President and               $117,117.17
Birth Date:           Director, Heat Wagon, Inc.                          for the Trust
November 28, 1957     (manufacturer of construction                       and 43 other
2604 William Drive    temporary heaters); President and                   investment
Valparaiso, IN        Director, Manufacturers Products, Inc.              companies in
TRUSTEE               (distributor of portable construction               the
                      heaters); President, Portable Heater                Fund Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

                      President or Executive Vice President            NA
J. Christopher        of the Federated Fund Complex;                      $0 for the
Donahue*+             Director or Trustee of some of the                  Trust
Birth Date: April     Funds in the Federated Fund Complex;                and 43 other
11, 1949              President, Chief Executive Officer and              investment
Federated Investors   Director, Federated Investors, Inc.;                companies in
Tower                 President, Chief Executive Officer and              the
1001 Liberty Avenue   Trustee, Federated Investment                       Fund Complex
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT AND         Chief Executive Officer and Director,
TRUSTEE               Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

                      President, Executive Vice President              NA
Edward C. Gonzales    and Treasurer of some of the Funds in               $0 for the
Birth Date: October   the Federated Fund Complex; Vice                    Trust
22, 1930              Chairman, Federated Investors, Inc.;                and 37 other
Federated Investors   Trustee, Federated Administrative                   investment
Tower                 Services; formerly: Trustee or                      companies in
1001 Liberty Avenue   Director of some of the Funds in the                the
Pittsburgh, PA        Federated Fund Complex; CEO and                     Fund Complex
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                      Executive Vice President and Secretary           NA
John W. McGonigle     of the Federated Fund Complex;                      $0 for the
Birth Date: October   Executive Vice President, Secretary                 Trust
26, 1938              and Director, Federated Investors,                  and 43 other
Federated Investors   Inc.; formerly: Trustee, Federated                  investment
Tower                 Investment Management Company and                   companies in
1001 Liberty Avenue   Federated Investment Counseling;                    the
Pittsburgh, PA        Director, Federated Global Investment               Fund Complex
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

                      Treasurer of the Federated Fund                  NA
Richard J. Thomas     Complex; Senior Vice President,                     $0 for the
Birth Date: June      Federated Administrative Services;                  Trust
17, 1954              formerly: Vice President, Federated                 and 43 other
Federated Investors   Administrative Services; held various               investment
Tower                 management positions within Funds                   companies in
1001 Liberty Avenue   Financial Services Division of                      the
Pittsburgh, PA        Federated Investors, Inc.                           Fund Complex
TREASURER

                      President or Vice President of some of           NA
Richard B. Fisher     the Funds in the Federated Fund                     $0 for the
Birth Date: May 17,   Complex; Vice Chairman, Federated                   Trust
1923                  Investors, Inc.; Chairman, Federated                and 36 other
Federated Investors   Securities Corp.; formerly: Director                investment
Tower                 or Trustee of some of the Funds in the              companies in
1001 Liberty Avenue   Federated Fund Complex; Executive Vice              the
Pittsburgh, PA        President, Federated Investors, Inc.                Fund Complex
PRESIDENT             and Director and Chief Executive
                      Officer, Federated Securities Corp.


                      Chief Investment Officer of this Fund            NA
William D. Dawson,    and various other Funds in the                      $0 for the
III                   Federated Fund Complex; Executive Vice              Trust
Birth Date: March     President, Federated Investment                     and 25 other
3, 1949               Counseling, Federated Global                        investment
Federated Investors   Investment Management Corp., Federated              companies in
Tower                 Investment Management Company and                   the
1001 Liberty Avenue   Passport Research, Ltd.; Director,                  Fund Complex
Pittsburgh, PA        Federated Global Investment Management
CHIEF INVESTMENT      Corp. and Federated Investment
OFFICER               Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

                      Deborah A. Cunningham has been the               NA
Deborah A.            Fund's Portfolio Manager since august               $0 for the
Cunningham            1989.  She is Vice President of the                 Trust
Birth Date:           Trust.  Ms. Cunningham joined                       and 2 other
September 15, 1959    Federated in 1981 and has been a                    investment
Federated Investors   Senior Portfolio Manager and a Senior               companies in
Tower                 Vice President of the Fund's Adviser                the
1001 Liberty Avenue   since 1997. Ms. Cunningham served as a              Fund Complex
Pittsburgh, PA        Portfolio Manager and a Vice President
VICE PRESIDENT        of the Adviser from 1993 through 1996.
                      Ms. Cunningham is a Chartered
                      Financial Analyst and received her
                      M.S.B.A. in Finance from Robert Morris
                      College.

                      Mary Jo Ochson is Vice President of              NA
Mary Jo Ochson        the Trust.  Ms. Ochson joined                       $0 for the
Birth Date:           Federated in 1982 and has been a                    Trust
September 12, 1953    Senior Portfolio Manager and a Senior               and 4 other
Federated Investors   Vice President of the Fund's Adviser                investment
Tower                 since 1996. From 1988 through 1995,                 companies in
1001 Liberty Avenue   Ms. Ochson served as a Portfolio                    the
Pittsburgh, PA        Manager and a Vice President of the                 Fund Complex
VICE PRESIDENT        Fund's Adviser. Ms. Ochson is a
                      Chartered Financial Analyst and
                      received her M.B.A. in Finance from
                      the University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Because the Funds are new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Funds' next fiscal year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------------

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountant for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31       2001                 2000           1999
Advisory Fee Earned             $                    $              $
Advisory Fee Reduction          $                    $              $
Administrative Fee              $                    $              $
12b-1 Fee
 Cash Series Shares             $                    --             --
 Cash II Shares                 $                    --             --
Shareholder Services Fee
  Cash Series Shares            $                    --             --

     Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

-------------------------------------------------------------------------------

     For the fiscal years ended May 31, 2001, 2000, and 1999, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ___________, 2001.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2001.

     Yield, and Effective Yield are given for the 30-day period ended May 31, 2001.

     Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on ___________, 2001.

                      -Day Period       Year      Years  10
                     7                1         5        Years
Cash Series
Shares
Total Return
Yield
Effective Yield
                      -Day Period       Year      Years  10
                     7                1         5        Years
Cash II Shares
Total Return
Yield
Effective Yield

TOTAL RETURN
-------------------------------------------------------------------------------

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD and Effective Yield

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


iMoneyNet's Money Fund Report

     iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.




Addresses

treasury cash series

Cash Series Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116








PART C.    OTHER INFORMATION.

Item 23.    Financial Statements and Exhibits:

 (a)   Conformed Copy of Declaration of Trust of the Registrant; +
 (b)   Conformed Copy of the By-Laws of the Registrant;+
 (c) Copy of Specimen Certificate for Beneficial Interest of the Registrant; (to be filed by amendment)
 (d) Conformed Copy of Investment Advisory Contract of the Registrant;(to be filed by amendment)
 (e) Conformed Copy of Distributor's Contract of the Registrant; (to be filed by amendment)
 (f)   Not applicable;
 (g) Conformed Copy Custodian Agreement of the Registrant; (to be filed by amendment)
 (h) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (to be filed by amendment)
 (i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;(to be filed by amendment)
 (j)   Not applicable
 (k)   Not applicable
 (l)   Conformed Copy of Initial Capital Understanding; ;(to be filed by amendment)
 (m) Conformed Copy of Distribution Plan of the Registrant;(to be filed by amendment)
 (n) The Registrant hereby incorporates the conformed copy the Multiple Class Plan from Iten (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704).
 (o)   (i)   Conformed copy of Power of Attorney of the Registrant; +
       (ii)  Conformed copy of Power of Attorney of the Chief Investment
                        Officer; +
  (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for the Federated Managed Allocation Portfolios, Registrant Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).


Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:

     Indemnification is provided to Officers and Trustees of the Fund pursuant to (Section 4 of Article XI of Registrant's Declaration of Trust/Section (f) of the Eighth paragraph of the Fund's Declaration of Trust. The Investment Advisory Contract between the Fund and Federated Investment Management Company("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Fund by the Fund pursuant to the Declaration of Trust or otherwise, the Fund is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by Trustees, Officers, or controlling persons of the Fund in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Fund pursuant to the Declaration of Trust or otherwise, the Fund is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Fund undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Fund or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Fund further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Fund will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of the Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra W. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Kathryn P. Heagy
                                             John T. Gentry
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Sarath Sathkumara
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            Item 27.  Principal Underwriters:
                      -----------------------


-------------------------------------------------------------------------------
(a) Federated Securities Corp. the Distributor for shares of the Fund, also acts as principal underwriter for the following open-end investment companies:
-------------------------------------------------------------------------------


     Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Bryant R. Fisher
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              John M. Albert
                              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              Matthew W. Brown
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                 With Registrant
---------------------         ------------------       ---------------------
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Mark D. Fisher
                              Timothy Franklin
                              Mark A. Gessner
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Larry Sebbens
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              James Swindell
                              William C. Tustin
                              Paul A. Uhlman
                              Miles J. Wallace
                              Richard B. Watts
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff

Positions and Offices                                 Positions and Offices
  With Distributor                   Name               With Registrant
---------------------         ------------------      ---------------------

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:


            Registrant                     Federated Investors Funds
                                           5800 Corporate Drive
                                           Pittsburgh, PA 15237-7000

            Federated Shareholder          P.O. Box 8600
            ---------------------
            Services Company               Boston, MA 02266-8600
            ----------------
            Transfer Agent and Dividend
            Disbursing Agent

            Federated Services             Federated Investors Tower
            ------------------
            Company                        1001 Liberty Avenue
            -------
            Administrator                  Pittsburgh, PA 15222-3779

            Federated Investment           Federated Investors Tower
            Management Company             1001 Liberty Avenue
            Investment Adviser             Pittsburgh, PA 15222-3779

            State Street Bank and          P.O. Box 8600
            ---------------------
            Trust Company                  Boston, MA 02266-8600
            -------------
            Custodian

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:


     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Cash Trust Series, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of November, 2001.

                                CASH TRUST SERIES

                  BY: /s/Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donajue
                  November 15, 2001

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/_Leslie K. Ross
    Leslie K. Ross                Attorney In Fact          November 15, 2001
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President and
                                  Director

Richard J. Thomas*                Treasurer
                                 (Principal Financial and
                                  Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney